BASIS OF PRESENTATION AND LIQUIDITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIS OF PRESENTATION AND LIQUIDITY
Net income (loss)	$ (22,721)	$ (34,385)	$ 13,387
Net cash outflows from operations	1,915	25,618	41,717
Cash and cash equivalents
Cash and cash equivalents	107,773	179,584	301,626	351,507
Accumulated deficit	1,176,022	1,153,301
Subsidiaries | China
Cash and cash equivalents
Cash and cash equivalents	11,500
Accumulated deficit	$ 0